Cover	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2026
Entity File Number	001-38207
Entity Registrant Name	Celcuity Inc.
Entity Central Index Key	0001603454
Entity Tax Identification Number	82-2863566
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2800 Campus Drive, Suite 140
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	(763)
Local Phone Number	392-0123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	CELC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false